SEMI ANNUAL
REPORT


FEBRUARY 28, 1999



TEMPLETON CAPITAL
ACCUMULATOR FUND, INC.


[LOGO]  [FRANKLIN(R) TEMPLETON(R)]

PAGE


[LOGO]  [Celebrating Over 50 Years]



Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.



[PHOTO OF GARY P. MOTYL APPEARS HERE

GARY P. MOTYL
Portfolio Manager
Templeton Capital Accumulator
Fund, Inc.

PAGE


SHAREHOLDER LETTER



--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Capital Accumulator Fund seeks long-term capital growth, which it seeks to achieve by investing in equity securities and debt obligations of companies and governments of any nation.
--------------------------------------------------------------------------------

Dear Shareholder:

Global stock market volatility during the six months ended February 28, 1999, challenged the resolve of many investors. Continued turmoil in Asian equity markets spread to Russia and Latin America, and many investors sought refuge in developed markets, particularly in large, liquid growth stocks. In some ways the period resembled the late 1980s, when limited exposure to Japan's bull market caused many value funds to underperform their peers and benchmark indices. Like the Japanese equity market of the late 1980s, equity markets in the U.S. and many other developed countries reached all-time highs during the period and, in our opinion, stock prices in many cases were not representative of their long-term potential.






You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 7 of this report.



                                    CONTENTS

                        Shareholder Letter .....        1

                        Performance Summary ....        5

                        Financial Highlights &
                        Statement of Investments        6

                        Financial Statements ...       14

                        Notes to Financial
                        Statements .............       17




                                 FUND CATEGORY
                               [PYRAMID GRAPHIC]

                                     GLOBAL
                                     GROWTH
                                GROWTH & INCOME
                                     INCOME
                                TAX-FREE INCOME

PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets 2/28/99

[PIE CHART]

[THIS CHART SHOWS IN PIE FORMAT THE GEOGRAPHIC DISTRIBUTION OF TEMPLETON CAPITAL ACCUMULATOR FUND'S PORTFOLIO HOLDINGS ON FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]

European Stocks............................  47.7%
North American Stocks......................  16.7%
Asian Stocks...............................  13.3%
Latin American Stocks......................  10.6%
Australian & New Zealand Stocks............   6.0%
Short-Term Investments & Other Net Assets..   5.7%


Within this environment, Templeton Capital Accumulator Fund provided a 14.79% six-month cumulative total return, as shown in the Performance Summary on page
5. The Morgan Stanley Capital International(R) (MSCI) All Country World Free Index provided a 22.9% rate of return for the same period.(1) The Fund's relative underperformance versus the index may be explained partly by the fact that share prices of technology companies, especially those related to the Internet, soared during the period, helping move the index ahead. Not investing as heavily as the index in this sector, which is made up primarily of growth and not value stocks, contributed to the Fund's underperforming the index.

Latin American equity markets experienced severe volatility during the reporting period due largely to Brazil's currency devaluation. However, we cautiously added to the Fund's holdings in Brazil, Argentina and Chile, and our Latin American equity holdings increased from 8.3% of total net assets on August 31, 1998 to 10.6% on February 28, 1999.

In Europe, many equity markets recovered from sharp declines in August and September and with the help of relatively low interest rates, remained buoyant throughout the reporting period. Although we believe it has become increasingly difficult to find value in Europe, we have been adding new holdings and increasing existing positions where we believe there is long-term potential. We purchased shares of Banca Nazionale del Lavoro, an Italian bank we believe could benefit from Italy's rising




1. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI All Country World Free Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2

PAGE


demand for financial services, and Muenchener Rueckversichgrungs, a German reinsurance company. We also identified some opportunities in the United Kingdom, such as Marks & Spencer, a retailer that had been adversely affected by some operating problems which we believe are likely to be resolved over the next 18 to 24 months. On the sell side, we reduced our position in Nokia Corp., the Finnish telecom equipment maker, as we took advantage of strong price action in the stock.

We also added to some positions in the U.S., New Zealand and Asia. In the U.S., we increased the Fund's holdings of Boise Cascade, a forest products company, and in New Zealand, we bought additional shares of household appliance manufacturer Fisher & Paykel. We also initiated a position in Japan's Nippon Telegraph & Telephone, which is beginning a large-scale restructuring program that, in our opinion, could help to improve profitability over the next several years.

It is important to remember that we have a distinct investment style, one which has not always been in favor, but has been successful in the past. Although past performance is no guarantee of future results, we will continue to follow our investment style, confident in the potential it offers for the long term.

Of course, investing in foreign securities involves special risks, such as adverse economic, social and political developments in the countries where the Fund invests, as well as market and currency volatility. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of those markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases,



TOP 10 EQUITY HOLDINGS
2/28/99

[THIS CHART SHOWS IN TABLE FORMAT THE TOP 10 EQUITY HOLDINGS REPRESENTED IN TEMPLETON CAPITAL ACCUMULATOR FUND'S AS OF FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]


NAME,                         % OF TOTAL
INDUSTRY, COUNTRY             NET ASSETS
----------------------------------------
Autostrade Concessioni
e Costruzioni SpA, A
Transportation, Italy               1.8%

Compania de
Telecomunicaciones de
Chile SA, ADR
Telecommunications, Chile           1.7%

Dayton-Hudson Corp.
Merchandising, U.S.                 1.6%

Merita AS
Banking, Finland                    1.5%

Nokia Corp., A
Telecommunications, Finland         1.4%

British Energy Ltd.
Utilities Electrical & Gas,
United Kingdom                      1.4%

Skandia Foersaekrings AB
Insurance, Sweden                   1.3%

Development Bank of
Singapore Ltd., fgn
Banking, Singapore                  1.3%

Telecom Italia SpA
Telecommunications, Italy           1.3%

Foreningssparbanken AB, A
Banking, Sweden                     1.3%

                                                                               3

PAGE

TOP 10 INDUSTRIES
2/28/99


[THIS CHART SHOWS IN TABLE FORMAT THE TOP 10 INDUSTRIES REPRESENTED IN TEMPLETON CAPITAL ACCUMULATOR FUND'S ON FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]


                              % OF TOTAL
INDUSTRY                      NET ASSETS
----------------------------------------
Telecommunications                 15.0%

Banking                            13.5%

Utilities Electrical & Gas          5.8%

Electrical & Electronics            5.2%

Forest Products & Paper             4.8%

Insurance                           4.5%

Chemicals                           4.5%

Merchandising                       4.1%

Transportation                      3.6%

Energy Sources                      3.6%


severe market corrections. For example, Taiwan's equity market has increased 951% in the last 15 years, but has suffered six declines of more than 20% during that time.(2) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in such markets.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of February 28, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help give you a better understanding of our investment and management philosophy. The special risks associated with these types of investments, as well as other considerations, are discussed in the Fund's prospectus.

We thank you for your participation in Templeton Capital Accumulator Fund and welcome your comments and suggestions.

Sincerely,


/s/GARY P. MOTYL
--------------------
Gary P. Motyl, CFA
President
Templeton Capital Accumulator Fund, Inc.




2. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1998. Market returns are measured in U.S. dollars and do not include reinvested dividends.

4

PAGE

PERFORMANCE SUMMARY AS OF 2/28/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (9/1/98 - 2/28/99)


                                        CHANGE          2/28/99        8/31/98
--------------------------------------------------------------------------------
Net Asset Value                         $ 0.84           $10.53         $ 9.69

                                    DISTRIBUTIONS
                                    ---------------
Dividend Income                     $0.1800
Long-Term Capital Gain              $0.3250
Short-Term Capital Gain             $0.0350
      TOTAL                         $0.5400

Templeton Capital Accumulator Fund paid distributions derived from long-term capital gains of 32.5 cents ($0.3250) per share in October, 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


PERFORMANCE

                                                                            INCEPTION
                                      6-MONTH      1-YEAR      5-YEAR        (3/1/91)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)              14.79%      -0.78%      64.27%       175.17%
Average Annual Total Return(2)          14.79%      -0.78%      10.44%        13.49%
Value of $10,000 Investment(3)       $ 11,479     $  9,922    $ 16,427      $ 27,517

                     2/28/95       2/28/96      2/28/97      2/28/98     2/28/99
One-Year
Total Return(4)       -2.14%        18.68%       21.68%       17.15%      -0.78%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates.

Calculations do not include the effect of paying sales charges applicable to purchases of Fund shares through Templeton Capital Accumulator plans, which may vary as discussed in the Plans' prospectus. For the first year of a Plan, these charges can amount to 50% of the total amount invested during the year. Total returns would have been lower if these charges had been applied. Please refer to the Templeton Capital Accumulation Plans' prospectus for information regarding applicable charges.

Past expense waivers by the Fund's manager increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.


--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------





Past performance is not predictive of future results.
                                                                               5

PAGE

TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
Financial Highlights

                                            SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                            FEBRUARY 28, 1999      --------------------------------------------------------------
                                               (UNAUDITED)           1998          1997          1996         1995         1994
                                            -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout
  the period)
Net asset value, beginning of
period................................               $9.69           $10.97         $9.08         $7.97        $8.10        $6.87
                                            -------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income................               .03                .18           .18           .19          .14          .09
 Net realized and unrealized gains
   (losses)...........................              1.35              (1.00)         2.03          1.10          .12         1.30
                                            -------------------------------------------------------------------------------------
Total from investment operations......              1.38               (.82)         2.21          1.29          .26         1.39
                                            -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income................              (.18)              (.18)         (.18)         (.15)        (.10)        (.07)
 Net realized gains...................              (.36)              (.28)         (.14)         (.03)        (.29)        (.09)
                                            -------------------------------------------------------------------------------------
Total distributions...................              (.54)              (.46)         (.32)         (.18)        (.39)        (.16)
                                            -------------------------------------------------------------------------------------
Net asset value, end of period........            $10.53              $9.69        $10.97         $9.08        $7.97        $8.10
                                            =====================================================================================
Total Return*.........................            14.79%            (7.87)%        25.06%        16.50%        3.40%       20.64%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....          $240,852           $191,913      $172,683      $108,019      $65,538      $38,323
Ratios to average net assets:
 Expenses.............................             1.12%**            1.00%         1.00%         1.00%        1.00%        1.00%
 Expenses, excluding waiver and
   payments by affiliate..............             1.12%**            1.09%         1.13%         1.16%        1.34%        1.58%
 Net investment income................              .65%**            1.77%         2.00%         2.56%        2.37%        1.58%
Portfolio turnover rate...............             2.65%             11.92%         7.43%        11.08%       12.91%       15.25%

*Total return is not annualized.
**Annualized.
+Per share amounts for all periods prior to August 31, 1996 have been restated to reflect a 2-for-1 stock split effective March 27, 1996.
                       See Notes to Financial Statements.
 6

PAGE

TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS 90.7%
AEROSPACE & MILITARY TECHNOLOGY .4%
Boeing Co. .................................................  United States         28,500     $  1,013,531
                                                                                               ------------
APPLIANCES & HOUSEHOLD DURABLES 2.5%
Electrolux AB, B............................................      Sweden           111,250        2,115,097
Fisher & Paykel Ltd. .......................................   New Zealand         450,200        1,651,651
Guangdong Kelon Electrical Holdings Ltd., H.................      China          1,666,000        1,118,157
Sony Corp. .................................................      Japan             14,600        1,104,998
                                                                                               ------------
                                                                                                  5,989,903
                                                                                               ------------
AUTOMOBILES 3.1%
*Circuit City Stores Inc., Carmax Group.....................  United States         92,000          414,000
Fiat SpA....................................................      Italy            437,500        1,323,138
Ford Motor Co. .............................................  United States         24,000        1,423,500
General Motors Corp. .......................................  United States         25,000        2,064,063
Volvo AB, B.................................................      Sweden            90,000        2,338,305
                                                                                               ------------
                                                                                                  7,563,006
                                                                                               ------------
BANKING 12.9%
ABN Amro Holding NV.........................................   Netherlands          60,000        1,221,801
Australia & New Zealand Banking Group Ltd. .................    Australia          200,000        1,291,572
*Banca Nazionale del Lavoro SpA.............................      Italy            446,200        1,319,571
Banco Bradesco SA, ADR......................................      Brazil           300,000        1,205,897
Bank Austria AG.............................................     Austria            34,700        1,866,513
Bank Handlowy W Warszawie SA, GDR, 144A.....................      Poland            80,000          756,000
Bankamerica Corp. ..........................................  United States         11,600          757,625
Bankinter SA................................................      Spain             45,000        1,615,347
Banque Nationale de Paris...................................      France            28,000        2,234,590
BPI Socieda de Gestora de Participacoes Socias SA...........     Portugal           25,171          873,711
Credicorp Ltd. .............................................       Peru            157,900        1,391,494
Development Bank of Singapore Ltd., fgn. ...................    Singapore          440,000        3,193,961
Fokus Bank AS...............................................      Norway           150,000        1,440,030
Foreningssparbanken AB, A...................................      Sweden           136,800        3,136,080
HSBC Holdings PLC...........................................    Hong Kong           83,200        2,341,015
Kookmin Bank................................................   South Korea         250,345        1,698,294
Merita AS...................................................     Finland           600,000        3,510,621
*Philippine National Bank...................................   Philippines         132,383          212,425
*Thai Farmers Bank Public Co. Ltd., fgn. ...................     Thailand          600,000        1,004,823
                                                                                               ------------
                                                                                                 31,071,370
                                                                                               ------------
BROADCASTING & PUBLISHING .2%
News Corp. Ltd. ............................................    Australia           70,000          491,170
                                                                                               ------------
BUILDING MATERIALS & COMPONENTS 1.9%
Pioneer International Ltd. .................................    Australia          675,815        1,361,752
*Siam City Cement Public Co. Ltd., fgn. ....................     Thailand          153,802          416,238

                                                                               7

PAGE


TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
BUILDING MATERIALS & COMPONENTS (CONT.)
Svedala Industri, A.........................................      Sweden           100,000     $  1,564,983
Williams PLC................................................  United Kingdom       200,000        1,239,947
                                                                                               ------------
                                                                                                  4,582,920
                                                                                               ------------
BUSINESS & PUBLIC SERVICES 1.1%
Esselte AB, B...............................................      Sweden            40,000          640,665
Lex Service PLC.............................................  United Kingdom       165,000        1,108,864
Waste Management Inc. ......................................  United States         20,300          992,163
                                                                                               ------------
                                                                                                  2,741,692
                                                                                               ------------
CHEMICALS 4.5%
Akzo Nobel NV...............................................   Netherlands          30,000        1,137,823
BASF AG.....................................................     Germany            36,200        1,243,822
Bayer AG, Br. ..............................................     Germany            41,000        1,440,255
Great Lakes Chemical Corp. .................................  United States         22,000          856,625
Imperial Chemical Industries PLC............................  United Kingdom       200,000        1,739,771
*Methanex Corp. ............................................      Canada           229,000          978,503
Rhone-Poulenc SA, A.........................................      France            46,000        2,108,239
Solvay SA...................................................     Belgium            20,000        1,374,389
                                                                                               ------------
                                                                                                 10,879,427
                                                                                               ------------
DATA PROCESSING & REPRODUCTION .6%
*3Com Corp. ................................................  United States         48,500        1,524,719
                                                                                               ------------
ELECTRICAL & ELECTRONICS 5.2%
ABB AG, Br. ................................................   Switzerland             652          796,411
Alcatel SA..................................................      France            15,161        1,631,020
Fuji Photo Film Co. Ltd. ...................................      Japan             32,000        1,175,895
GP Batteries International Ltd. ............................    Singapore          118,000          205,575
General Electric Co. PLC....................................  United Kingdom       240,000        1,932,011
Hitachi Ltd. ...............................................      Japan            165,000        1,042,984
Koninklijke Philips Electronics NV..........................   Netherlands          37,940        2,644,701
Matsushita Electric Industrial Co. Ltd. ....................      Japan             99,000        1,656,258
Motorola Inc. ..............................................  United States         20,000        1,405,000
                                                                                               ------------
                                                                                                 12,489,855
                                                                                               ------------
ELECTRONIC COMPONENTS & INSTRUMENTS .8%
Intel Corp. ................................................  United States         16,000        1,919,000
                                                                                               ------------
ENERGY EQUIPMENT & SERVICES .2%
Transcanada Pipelines Ltd. .................................      Canada            29,276          401,466
                                                                                               ------------
ENERGY SOURCES 3.6%
Norsk Hydro AS..............................................      Norway            27,000          915,746
Saga Petroleum AS...........................................      Norway            66,070          555,000
Shell Transport & Trading Co. PLC, ADR......................  United Kingdom        65,000        2,181,563

 8

PAGE


TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES (CONT.)
Societe Elf Aquitaine SA, Br. ..............................      France            20,000     $  2,085,735
Total SA, B.................................................      France            13,000        1,355,728
YPF Sociedad Anonima, ADR...................................    Argentina           56,000        1,624,000
                                                                                               ------------
                                                                                                  8,717,772
                                                                                               ------------
FINANCIAL SERVICES 2.8%
AXA-UAP.....................................................      France            21,257        2,772,196
Industrial Credit & Inv. Corp. of India (ICICI).............      India            582,498          552,128
Industrial Credit & Inv. Corp. of India (ICICI), GDR,
  144A......................................................      India            101,100          644,513
ING Groep NV................................................   Netherlands          32,500        1,819,529
Nomura Securities Co. Ltd. .................................      Japan            120,000          987,105
                                                                                               ------------
                                                                                                  6,775,471
                                                                                               ------------
FOOD & HOUSEHOLD PRODUCTS .8%
Archer-Daniels Midland Co. .................................  United States         52,500          794,063
Devro PLC...................................................  United Kingdom       340,000          988,594
                                                                                               ------------
                                                                                                  1,782,657
                                                                                               ------------
FOREST PRODUCTS & PAPER 4.8%
*Asia Pulp & Paper Co. Ltd., ADR............................    Indonesia           45,000          309,375
Boise Cascade Corp. ........................................  United States         24,000          745,500
Fletcher Challenge Ltd. Forestry Division...................   New Zealand       1,770,000          769,956
Georgia Pacific Corp. ......................................  United States         24,000        1,758,000
Georgia Pacific Timber Group................................  United States         16,000          326,000
*Hansol Paper Co. Ltd., GDS.................................   South Korea             895            4,698
International Paper Co. ....................................  United States         26,000        1,092,000
Jefferson Smurfit Group PLC.................................  Irish Republic       600,900        1,270,687
Mayr-Melnhof Karton AG......................................     Austria            11,000          523,948
Mo Och Domsjoe AB, B........................................      Sweden            34,000          891,674
Portucel Industrial Empresa Product Celulose, ADR, 144A.....     Portugal           49,100          288,364
*Shorewood Packaging Corp. .................................  United States         41,250          750,234
Stora Enso OYJ, R...........................................     Finland           140,400        1,248,411
*Stora Enso OYJ, R, fgn. ...................................     Finland           130,627        1,157,899
Unipapel SA, Br. ...........................................      Spain             24,000          318,788
                                                                                               ------------
                                                                                                 11,455,534
                                                                                               ------------
HEALTH & PERSONAL CARE 1.9%
Astra AB, B.................................................      Sweden            53,333        1,056,357
Medeva PLC..................................................  United Kingdom       480,000          811,252
Novartis AG.................................................   Switzerland             453          794,677
Nycomed Amersham PLC........................................  United Kingdom       234,215        1,538,455
*Windmere-Durable Holdings Inc. ............................  United States         90,000          450,000
                                                                                               ------------
                                                                                                  4,650,741
                                                                                               ------------

                                                                               9

PAGE


TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
INDUSTRIAL COMPONENTS 2.1%
Exide Corp. ................................................  United States         40,500     $    607,500
Flowserve Corp. ............................................  United States         39,020          646,269
Goodyear Tire & Rubber Co. .................................  United States         23,000        1,063,750
Granges AB..................................................      Sweden            11,125          153,702
Lucas Varity PLC............................................  United Kingdom       420,000        1,909,183
SKF AB, B...................................................      Sweden            55,000          759,873
                                                                                               ------------
                                                                                                  5,140,277
                                                                                               ------------
INSURANCE 4.5%
American International Group Inc. ..........................  United States         23,063        2,627,684
*Muenchener Rueckversicherungs-Gesellschaft, pp.............     Germany             4,200        1,675,942
Skandia Foersaekrings AB....................................      Sweden           175,000        3,220,137
Swiss Reinsurance Company Zurich............................   Switzerland             605        1,354,836
XL Capital Ltd., A..........................................     Bermuda            30,000        1,837,500
                                                                                               ------------
                                                                                                 10,716,099
                                                                                               ------------
MACHINERY & ENGINEERING 2.7%
BTR Siebe PLC...............................................  United Kingdom       302,643        1,277,537
IHC Caland NV...............................................   Netherlands          37,000        1,194,138
New Holland NV..............................................   Netherlands          62,800          624,075
SIG Schweizerische Industrie-Gesellschaft Holding...........   Switzerland           4,000        2,089,645
Tata Engineering & Locomotive Co. Telco, GDR, 144A..........      India            210,000          879,900
VA Technologie AG, Br. .....................................     Austria             6,000          464,350
                                                                                               ------------
                                                                                                  6,529,645
                                                                                               ------------
MERCHANDISING 4.1%
Arcadia Group PLC...........................................  United Kingdom        46,875          156,570
Dayton-Hudson Corp. ........................................  United States         60,000        3,753,750
Debenhams PLC...............................................  United Kingdom        93,750          657,070
*K-Mart Corp. ..............................................  United States         60,000        1,050,000
Marks & Spencer PLC.........................................  United Kingdom       172,000        1,160,040
Safeway PLC.................................................  United Kingdom       350,000        1,513,889
Storehouse..................................................  United Kingdom       655,000        1,605,444
                                                                                               ------------
                                                                                                  9,896,763
                                                                                               ------------
METALS & MINING 1.4%
Industrias Penoles SA.......................................      Mexico           165,000          493,923
Pechiney SA, A..............................................      France            34,000        1,123,443
RGC Ltd. ...................................................    Australia          302,775           85,543
Westralian Sands Ltd. ......................................    Australia          198,506          530,026
WMC Ltd. ...................................................    Australia          400,000        1,241,897
                                                                                               ------------
                                                                                                  3,474,832
                                                                                               ------------

 10

PAGE


TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
MISC MATERIALS & COMMODITIES .5%
Golden Hope Plantations Bhd. ...............................     Malaysia          748,000     $    597,112
Unitor ASA..................................................      Norway            70,000          618,960
                                                                                               ------------
                                                                                                  1,216,072
                                                                                               ------------
MULTI-INDUSTRY 3.1%
Alfa SA de CV, A............................................      Mexico           384,500          946,283
Brierley Investments Ltd. ..................................   New Zealand       1,200,000          276,725
Cheung Kong Holdings Ltd. ..................................    Hong Kong          290,000        1,974,444
Foster Wheeler Corp. .......................................  United States         82,000        1,025,000
*Hicom Holdings Bhd. .......................................     Malaysia          728,300          205,015
Hutchison Whampoa Ltd. .....................................    Hong Kong          201,500        1,397,906
Jardine Matheson Holdings Ltd. .............................    Hong Kong           62,336          163,320
*Metro Pacific Corp. MDI....................................   Philippines      10,112,000          498,461
Saha Union Public Co. Ltd., fgn. ...........................     Thailand          800,000          316,184
Swire Pacific Ltd., A.......................................    Hong Kong          170,000          695,557
Swire Pacific Ltd., B.......................................    Hong Kong          100,000           60,985
                                                                                               ------------
                                                                                                  7,559,880
                                                                                               ------------
REAL ESTATE 1.1%
*Catellus Development Corp. ................................  United States         50,000          721,875
Equity Office Properties Trust..............................  United States         33,751          869,088
Inversiones y Representacion SA.............................    Argentina          447,837        1,043,877
                                                                                               ------------
                                                                                                  2,634,840
                                                                                               ------------
TELECOMMUNICATIONS 13.1%
Asia Satellite Telecommunications Hldgs. Ltd. ..............    Hong Kong          215,000          346,875
British Telecommunications PLC..............................  United Kingdom       174,000        3,011,871
*Cable & Wireless Optus Ltd. ...............................    Australia          712,000        1,565,088
Compania de Telecomunicaciones de Chile SA, ADR.............      Chile            189,725        4,197,666
*Digital Telecommunications Philippines Inc. ...............   Philippines       3,218,000           87,576
*Jasmine International Public Co. Ltd., fgn. ...............     Thailand          400,000           88,960
Nippon Telegraph & Telephone Corp. .........................      Japan                200        1,648,546
*Nokia Corp., A.............................................     Finland            25,200        3,485,592
Northern Telecom, Ltd. .....................................      Canada            35,400        2,055,413
Philippine Long Distance Telephone Co. .....................   Philippines          60,000        1,394,095
PT Indosat TBK, ADR.........................................    Indonesia            9,600          124,800
Rostelecom, ADR.............................................      Russia            56,000          273,000
Telecom Argentina Stet-France SA, ADR.......................    Argentina           49,200        1,331,475
Telecom Italia SpA..........................................      Italy            297,100        3,148,585
Telefonica De Argentina SA, ADR.............................    Argentina           65,600        1,918,800
Telefonica SA...............................................      Spain             51,500        2,351,831
Telefonos de Mexico SA (Telmex), L, ADR.....................      Mexico            47,500        2,716,406
Videsh Sanchar Nigam Ltd. ..................................      India             49,200          783,972
Videsh Sanchar Nigam Ltd., GDR, 144A........................      India            114,000        1,111,500
                                                                                               ------------
                                                                                                 31,642,051
                                                                                               ------------

                                                                              11

PAGE


TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
TEXTILES & APPAREL 1.4%
Dawson International PLC....................................  United Kingdom       265,000     $     66,863
Kellwood Co. ...............................................  United States         30,500          779,656
*PT Indorama Synthetics.....................................    Indonesia          422,940           46,661
*Shaw Industries Inc. ......................................  United States        108,000        2,369,250
                                                                                               ------------
                                                                                                  3,262,430
                                                                                               ------------
TRANSPORTATION 3.6%
Autostrade Concessioni e Costruzioni SpA, A.................      Italy            490,000        4,388,726
Cathay Pacific Airways Ltd. ................................    Hong Kong          150,000          167,468
Guangshen Railway Co. Ltd., H, ADR..........................      China             74,000          416,250
Kvaerner ASA, A.............................................      Norway            24,000          468,389
Mayne Nickless Ltd., A......................................    Australia          445,000        1,450,690
Qantas Airways Ltd., ADR, 144A..............................    Australia           65,000        1,715,370
                                                                                               ------------
                                                                                                  8,606,893
                                                                                               ------------
UTILITIES ELECTRICAL & GAS 5.8%
British Energy Ltd. ........................................  United Kingdom       325,000        3,470,131
Centrais Eletricas Brasileiras SA (Electrobras).............      Brazil        27,500,000          365,000
Centrais Eletricas Brasileiras SA (Electrobras), ADR........      Brazil           166,000        1,101,636
*Centrais Geradoras Do Sul Do Brasil (Gerasul) SA...........      Brazil        27,500,000           14,054
*Centrais Geradoras Do Sul Do Brasil (Gerasul) SA, ADR......      Brazil             5,500           14,054
Endesa SA, Br. .............................................      Spain             49,200        1,303,791
Evn AG......................................................     Austria             7,200          948,460
Gener SA, ADR...............................................      Chile             40,700          610,500
Guangdong Electric Power Development Co. Ltd., B............      China          1,365,000          350,599
Iberdrola SA, Br. ..........................................      Spain            135,000        2,111,806
*Korea Electric Power Corp. ................................   South Korea          45,470        1,074,036
Nova Chemicals Corp. .......................................      Canada             5,855           99,103
Public Service Co. of New Mexico............................  United States         70,000        1,076,250
Veba AG.....................................................     Germany            26,000        1,372,853
                                                                                               ------------
                                                                                                 13,912,273
                                                                                               ------------
TOTAL COMMON STOCKS (COST $179,368,492).....................                                    218,642,289
                                                                                               ------------
PREFERRED STOCKS 3.6%
Banco Itau SA, pfd. ........................................      Brazil         4,400,000        1,545,946
Cia Vale do Rio Doce, A, ADR, pfd. .........................      Brazil            46,000          588,845
*Embratel Participacoes SA, ADR, pfd. ......................      Brazil            65,127          887,355
News Corp. Ltd., pfd. ......................................    Australia          312,000        2,041,976
Tele Celular Sul Participacoes SA, ADR, pfd. ...............      Brazil             6,512          105,006
Tele Centro Oeste Celular Participacoes SA, ADR, pfd. ......      Brazil            21,708           56,984
*Tele Centro Sul Participacoes SA, ADR, pfd. ...............      Brazil            13,025          521,000
Tele Leste Celular Participacoes SA, ADR, pfd. .............      Brazil             1,302           27,261
Tele Nordeste Celular Participacoes SA, ADR, pfd. ..........      Brazil             3,256           49,654
Tele Norte Celular Participacoes SA, ADR, pfd. .............      Brazil             1,302           31,655
*Tele Norte Leste Participacoes SA, ADR, pfd. ..............      Brazil            65,127          651,270
Tele Sudeste Celular Participacoes SA, ADR, pfd. ...........      Brazil            13,025          173,395

 12

PAGE


TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
PREFERRED STOCKS (CONT.)
Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd. ......      Brazil            65,127     $     11,194
*Telemig Celular Participacoes SA, ADR, pfd. ...............      Brazil             3,256           60,236
Telesp Celular Participacoes SA, ADR, pfd. .................      Brazil            26,050          547,050
Telesp Participacoes SA, ADR, pfd. .........................      Brazil            80,127        1,322,096
                                                                                               ------------
TOTAL PREFERRED STOCKS (COST $10,625,349)...................                                      8,620,923
                                                                                               ------------
                                                                                PRINCIPAL
                                                                                AMOUNT**
                                                                               -----------
SHORT TERM INVESTMENTS (COST $17,509,516) 7.3%
U.S. Treasury Bills, 4.22% to 4.42%, with maturities to
  5/27/99...................................................  United States    $17,592,000       17,506,400
                                                                                               ------------
TOTAL INVESTMENTS (COST $207,503,357) 101.6%................                                    244,769,612
OTHER ASSETS, LESS LIABILITIES (1.6%).......................                                     (3,917,803)
                                                                                               ------------
TOTAL NET ASSETS 100.0%.....................................                                   $240,851,809
                                                                                               ============

*Non-income producing.
**Securities denominated in U.S. dollars.
                       See Notes to Financial Statements.
                                                                              13

PAGE


TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $207,503,357)....    $244,769,612
 Cash.......................................................          34,547
 Receivables:
  Capital shares sold.......................................          27,071
  Dividends and interest....................................         582,324
                                                                ------------
      Total assets..........................................     245,413,554
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................       4,214,233
  Capital shares redeemed...................................         107,795
  To affiliates.............................................         168,135
 Accrued expenses...........................................          71,582
                                                                ------------
      Total liabilities.....................................       4,561,745
                                                                ------------
Net assets, at value........................................    $240,851,809
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $     16,335
 Net unrealized appreciation................................      37,266,255
 Accumulated net realized gain..............................       1,962,643
 Capital shares.............................................     201,606,576
                                                                ------------
Net assets, at value........................................    $240,851,809
                                                                ============
Net asset value per share ($240,851,809 / 22,864,145 shares
  outstanding)..............................................          $10.53
                                                                ============

                       See Notes to Financial Statements.
 14

PAGE

TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $150,369)
 Dividends..................................................    $1,423,225
 Interest...................................................       541,122
                                                                ----------
      Total investment income...............................                     $ 1,964,347
Expenses:
 Management fees (Note 3)...................................       830,511
 Administrative fees (Note 3)...............................       164,368
 Custodian fees.............................................        54,400
 Reports to shareholders....................................       142,100
 Registration and filing fees...............................        12,300
 Professional fees..........................................        40,921
                                                                ----------
      Total expenses........................................                       1,244,600
                                                                                 -----------
            Net investment income...........................                         719,747
                                                                                 -----------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................     2,012,662
  Foreign currency transactions.............................        65,102
                                                                ----------
      Net realized gain.....................................                       2,077,764
      Net unrealized appreciation on investments............                      27,055,343
                                                                                 -----------
Net realized and unrealized gain............................                      29,133,107
                                                                                 -----------
Net increase in net assets resulting from operations........                     $29,852,854
                                                                                 ===========

                       See Notes to Financial Statements.
                                                                              15

PAGE

TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 1999         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................      $    719,747           $  3,604,313
  Net realized gain from investments and foreign currency
    transactions............................................         2,077,764              9,816,835
  Net unrealized appreciation (depreciation) on
   investments..............................................        27,055,343            (31,942,765)
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................        29,852,854            (18,521,617)
 Distributions to shareholders from:
  Net investment income.....................................        (3,767,628)            (3,044,916)
  Net realized gains........................................        (7,440,124)            (4,707,546)
 Capital share transactions (Note 2)........................        30,293,635             45,503,858
                                                                ---------------------------------------
    Net increase in net assets..............................        48,938,737             19,229,779
Net assets:
 Beginning of period........................................       191,913,072            172,683,293
                                                                ---------------------------------------
 End of period..............................................      $240,851,809           $191,913,072
                                                                =======================================
Undistributed net investment income included in net assets:
 End of period..............................................      $     16,335           $  3,064,216
                                                                ======================================

                       See Notes to Financial Statements.
 16

PAGE

TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Capital Accumulator Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. Shares of the Fund are offered to the general public only through Templeton Capital Accumulation Plans. The Fund seeks long term capital growth through a flexible policy of investing in equity securities and debt obligations of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

                                                                              17

PAGE


TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

At February 28, 1999, there were 100 million shares of capital stock authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                 FEBRUARY 28, 1999                  AUGUST 31, 1998
                                                              -----------------------------------------------------------
                                                               SHARES        AMOUNT              SHARES         AMOUNT
                                                              -----------------------------------------------------------
Shares sold.................................................  2,620,785    $26,712,867          4,444,049    $ 50,031,188
Shares issued on reinvestment of distributions..............  1,158,862     11,147,074            709,140       7,740,903
Shares redeemed.............................................   (729,852)    (7,566,306)        (1,086,763)    (12,268,233)
                                                              -----------------------------------------------------------
Net increase................................................  3,049,795    $30,293,635          4,066,426    $ 45,503,858
                                                              ===========================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively.

 18

PAGE


TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an investment management fee to TICI of 0.75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

Legal fees of $29,538 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

The cost of securities for federal income tax purposes is the same as that shown in the Statement of Investments. At February 28, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................    $ 66,607,036
Unrealized depreciation.....................................     (29,340,781)
                                                                ------------
Net unrealized appreciation.................................    $ 37,266,255
                                                                ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1999 aggregated $43,783,627 and $5,324,947, respectively.

                                                                              19

PAGE


                      This page intentionally left blank.

PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH

Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government
 Securities Fund
Franklin Federal Money Fund
Franklin Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
California**
Colorado
Connecticut
Florida**
Georgia
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan+
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.
                                                                           01/99

PAGE


SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current Templeton Capital Accumulator Fund, Inc. prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

TLCAP S99 04/99                                 [LOGO] Printed on recycled paper